SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
Schedule of share-based compensation expenses were allocated in operating expenses by function

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Sales and marketing expenses	11,422	19,207	30,584	4,365
General and administrative expenses(1)	228,084	345,639	542,564	77,440
	239,506	364,846	573,148	81,805
(1)

Includes share based compensation expenses of RMB40.9 million, RMB74.0 million and RMB114.8 million (US$16.4 million) in “research and development expenses”, which was a component of “General and administrative expenses”, for the years ended December 31, 2023, 2024 and 2025, respectively.

2019 Plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic
	options	exercise price	term	Value
		US$	Years	US$
Outstanding as of December 31, 2022	28,444,511	0.0002	7.24
Granted	—	—
Exercised	(24,108,314)	0.0002		82,205
Forfeit	(243,016)	0.0002
Outstanding as of December 31, 2023	4,093,181	0.0002	6.34
Granted	—	—
Exercised	(2,749,765)	0.0002		86,175
Forfeit	—	0.0002
Outstanding as of December 31, 2024	1,343,416	0.0002	4.28
Granted	—	—
Exercised	(1,343,416)	0.0002		5,816
Forfeit	—	0.0002
Outstanding as of December 31, 2025	—	0.0002	—
Fully vested and exercised as of December 31, 2025	66,695,568	0.0002	3.82	288,728

2021 plan
SHARE BASED COMPENSATION
Summary of the employee equity award activity

		Weighted-Average
		Grant-Date
	Number	Fair Value
	of RSUs	US$
Unvested as of December 31, 2022	4,184,296	1.23
Granted	10,551,248	3.05
Vested	(13,239,120)	2.52
Forfeited or cancelled	(117,792)	3.08
Unvested as of December 31, 2023	1,378,632	2.56
Granted	20,414,456	2.76
Vested	(17,225,016)	2.76
Forfeited or cancelled	(1,369,632)	2.76
Unvested as of December 31, 2024	3,198,440	2.74
Granted	25,123,272	3.36
Vested	(23,461,904)	3.26
Forfeited or cancelled	(1,250,216)	3.37
Unvested as of December 31, 2025	3,609,592	3.44